The Millicom Group	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
The Millicom Group
A. The Millicom Group
The Group comprises a number of holding companies, operating subsidiaries and joint ventures with various combinations of mobile, fixed-line telephony, cable and wireless Pay TV, Broadband Internet and Mobile Financial Services (MFS) businesses.
Subsidiaries
Subsidiaries are all entities which Millicom controls. Millicom controls an entity when it is exposed to, or has rights to variable returns from its investment in the entity, and has the ability to affect those returns through its power over the subsidiary. Millicom has power over an entity when it has existing rights that give it the current ability to direct the relevant activities, i.e. the activities that significantly affect the entity’s returns. Generally, control accompanies a shareholding of more than half of the voting rights although certain other factors (including contractual arrangements with other shareholders, voting and potential voting rights) are considered when assessing whether Millicom controls an entity. For example, although Millicom holds less than 50 % of the shares in its Colombian businesses, it holds more than 50 % of shares with voting rights. The contrary may also be true (e.g. Honduras where we own 66.7% of the shares but there is a super majority requirement at the board for decisions about the relevant activities of the operation). The Group's main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2023 % holding*	December 31, 2022 % holding*	December 31, 2021 % holding*
Colombia Móvil S.A. E.S.P.	Colombia	Mobile	50-1 share	50-1 share	50-1 share
Comunicaciones Celulares S.A.	Guatemala	Mobile	100	100	100
Distribuidora de Comunicaciones de Occidente, S.A.	Guatemala	Mobile	100	100	100
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.)	Panama	Mobile	100	100	80
Lati International S.A. (i)	Luxembourg	Holding Company ('Lati business')	100	N/A	N/A
Millicom Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Millicom Holding B.V.	Netherlands	Holding Company	100	100	100
Millicom International Operations B.V.	Netherlands	Holding Company	100	100	100
Millicom International Services LLC	USA	Services Company	100	100	100
MIC Latin America B.V.	Netherlands	Holding Company	100	100	100
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100
Millicom Telecommunications S.A. (ii)	Luxembourg	Holding Company ('MFS business')	100	100	100
Navega.com S.A.	Guatemala	Cable, DTH	100	100	100
Servicios Especializados en Telecomunicaciones, S.A.	Guatemala	Mobile	100	100	100
Servicios Innovadores de Comunicacion y Entretenimiento, S.A.	Guatemala	Mobile	100	100	100
Servicios y Productos Multimedios S.A.	Paraguay	Pay-TV, Internet	100	100	100
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.)	Panama	Cable, Pay-TV, Internet, DTH, Fixed-line	100	100	80
Telefonica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, Cable	100	100	100
Telefonia Celular de Nicaragua S.A.	Nicaragua	Mobile, Cable, Internet, Fixed-line	100	100	100
Telefonica Celular del Paraguay S.A.	Paraguay	Mobile, Cable, Pay-TV	100	100	100
Telemovil El Salvador S.A. de C.V.	El Salvador	Mobile, Cable, DTH	100	100	100
UNE EPM Telecomunicaciones S.A. and subsidiaries	Colombia	Fixed-line, Internet, Pay-TV, Mobile	50-1 share	50-1 share	50-1 share
* Also reflects the voting interest, except in Colombia where voting interest is 50% + 1 share for each of the two entities.
(i) Lati International S.A. is the holding Company of the Group's tower business.
(ii) Millicom Telecommunications S.A. is the holding Company of most of the Group's MFS business.
A.1.1. Accounting for subsidiaries and non-controlling interests
Subsidiaries are fully consolidated from the date on which control is transferred to Millicom. If facts and circumstances indicate that there are changes to one or more of the elements of control, a reassessment is performed to determine if control still exists. Subsidiaries are de-consolidated from the date that control ceases. Transactions with non-controlling interests are accounted for as transactions with equity owners of the Group. Gains or losses on disposals of non-controlling interests are recorded in equity. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is also recorded in equity.Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries
Scope changes 2023
There were no material acquisitions in 2023.
Scope changes 2022
As of June 14, 2022, the Group received the formal notification from the minority shareholders of Telecomunicaciones Digitales, S.A (formerly Cable Onda S.A.) confirming the exercise of their put option right to sell their remaining 20% shareholding to Millicom for an amount of approximately $290 million. The transaction was closed on June 29, 2022 and the payment was applied against the already recorded put option liability of $290 million. As a result, the non-controlling interests' carrying value of $78 million have been transferred to the Group's equity.
Scope changes 2021
On November 12, 2021, Millicom closed the agreement to acquire the remaining 45% equity interest in its joint venture business in Guatemala (collectively, "Tigo Guatemala") from its local partner for $2.2 billion in cash. The acquisition had been financed through a bridge facility fully repaid by June 2022.
The acquisition has been determined as a business combination achieved in stages, requiring Millicom to remeasure its 55% previously held equity investment in Tigo Guatemala at its acquisition date fair value ($2,683 million); the resulting gain has been recognized in the 2021 statement of income under the line "Revaluation of previously held interests" and is included in the goodwill calculation.
The goodwill is attributable to the workforce and the high profitability of Tigo Guatemala. It is not tax deductible. From November 12, 2021 to December 31, 2021, Tigo Guatemala contributed $223 million of revenue and a net profit of $43 million to the Group. If Tigo Guatemala had been acquired on January 1, 2021 incremental revenue for the year 2021 would have been $1.38 billion and incremental net profit for the same period of $147 million. Acquisition related costs included in the statement of income under operating expenses were immaterial.
During the first half of 2022, Millicom had finalized the purchase accounting and determined the fair values of Tigo Guatemala's identifiable assets and liabilities, and these were reflected in the statement of financial position as of December 31, 2021 in accordance with IFRS 3.
Disposal of subsidiaries
Tanzania
On April 5, 2022, Millicom completed the sale for an initial cash consideration of approximately $101 million (subject to final price adjustment). The net assets de-consolidated on the date of the disposal amounted to $79 million and the net gain on disposal was calculated at $109 million. In accordance with IFRS 5, our former operations in Tanzania are shown in a single line item on the face of the consolidated statement of income under 'Profit (loss) from discontinued operations, net of tax.
As per the sale agreement, the initial sale price is adjusted to consider some outstanding tax and legal contingencies which management believes is sufficient to cover any future claims on pre-closing matters. Should the price adjustments not be sufficient, Millicom might be liable and need to make additional provisions that are not covered by the latter. In addition, the agreement also provides an IPO[1] adjustment clause valid until April 5, 2024, whereby Millicom would reimburse the buyer for any negative difference between the share price per share on the IPO date and the one implied by this sale. As of December 31, 2023, no additional provisions have been made by management in respect of the aforementioned items.
(a)     The net assets de-consolidated on the date of the disposal, as well as the gain on disposal, were as follows:

Details of the sale of the subsidiary ($ millions)	April 5, 2022
Carrying amount of net assets sold (A)	(79)
Initial sale consideration (B)	101
Gross gain on sale (B) - (A)	180
Other operating expenses linked to the disposal	(11)
Other operating income/expenses, net	(5)
Gain on sale before reclassification of foreign currency translation reserve	165
Reclassification of foreign currency translation reserve	(56)
Net gain on sale	109
(b)    The operating results and cash flows of the discontinued operation for the years ended December 31, 2022 and 2021 are set out below. The figures shown below are after inter-company eliminations.

Results from Discontinued Operations (in millions of U.S. dollars)	2022	2021
Revenue	88	357
Equipment, programming and other direct costs	(26)	(104)
Operating expenses	(27)	(131)
Depreciation and amortization	(21)	(83)
Other operating income (expenses), net	4	1
Gain/(loss) on disposal of discontinued operations	120	—
Other expenses linked to the disposal of discontinued operations	(11)	—
Operating profit (loss)	127	39
Interest income (expense), net	(12)	(36)
Other non-operating (expenses) income, net	—	(1)
Profit (loss) before taxes	116	3
Tax expense	(3)	(31)
Net profit/(loss) from discontinued operations	113	(28)

Cash flows from discontinued operations (in millions of U.S. dollars)	2022	2021
Cash from operating activities, net	18	87
Cash from (used in) investing activities, net	(10)	(46)
Cash from (used in) financing activities, net	(9)	(35)
Net cash inflows (outflows)	(1)	5
Other disposals
For the years ended December 31, 2023, 2022 and 2021, Millicom did not dispose of any other significant investments.Summarized financial information relating to subsidiaries with significant non-controlling interests
The summarized financial information for material non-controlling interests in our operations in Colombia and Panama (until the purchase of the remaining 20% shareholding in June 29, 2022) is provided below. This information is based on amounts before inter-company eliminations.
Colombia

	2023	2022	2021
	(US$ millions)
Revenue	1,313	1,335	1,414
Total operating expenses	(501)	(492)	(509)
Operating profit	60	64	100
Net (loss) for the year	(326)	(104)	(80)
50% non-controlling interest in net (loss)	(163)	(52)	(40)
Total assets (excluding goodwill)	2,470	1,942	2,336
Total liabilities	2,605	1,890	2,158
Net assets	(135)	52	178
50% non-controlling interest in net assets	(68)	26	89
Consolidation adjustments	(17)	2	(6)
Total non-controlling interest	(85)	28	83
Dividends and advances paid to non-controlling interest	—	(2)	(5)
Net cash from operating activities	270	250	272
Net cash from (used in) investing activities	(214)	(289)	(295)
Net cash from (used in) financing activities	(54)	(133)	30
Exchange impact on cash and cash equivalents, net	2	(5)	(10)
Net increase (decrease) in cash and cash equivalents	5	(178)	(2)
Panama

	2022 (i)	2021
	(US$ millions)
Revenue	651	633
Total operating expenses	(207)	(207)
Operating profit	106	7
Net profit (loss) for the year	29	(37)
20% non-controlling interest in net profit (loss)	4	(7)
Total assets (excluding Millicom's goodwill in Cable Onda)	1,719	1,717
Total liabilities	1,318	1,347
Net assets	401	371
20% non-controlling interest in net assets	—	74
Total non-controlling interest	—	74
Net cash from operating activities	148	179
Net cash from (used in) investing activities	(117)	(118)
Net cash from (used in) financing activities	(93)	(43)
Net increase (decrease) in cash and cash equivalents	(63)	17
(i) From January 1 to June 29, 2022, until the purchase of the remaining 20% shareholding of our operations in Panama (see note A.1.2.).
Joint ventures
Joint ventures are businesses over which Millicom exercises joint control as decisions over the relevant activities, such as the ability to upstream cash from the joint ventures, require unanimous consent of shareholders. Millicom determines the existence of joint control by reference to joint venture agreements, articles of association, structures and voting protocols of the board of directors of those ventures. Our main investment in joint ventures is comprised of Honduras.
At December 31, 2023, the equity accounted net assets of our joint venture in Honduras totaled $382 million (December 31, 2022: $401 million). These net assets do not necessarily represent statutory reserves available for distribution as these include consolidation adjustments (such as goodwill and identified assets and assumed liabilities recognized as part of the purchase accounting). Out of these net assets, $3 million (December 31, 2022: $3 million) represent statutory reserves that are unavailable to be distributed to the Group. During the year ended December 31, 2023, Millicom's joint venture in Honduras repatriated cash of $86 million under different forms (December 31, 2022: $85 million).
At December 31, 2023, Millicom had $68 million payable to Honduras joint venture which were mainly comprised of advances (December 31, 2022: $48 million). In addition, as of December 31, 2023, Millicom had a total receivable from Honduras joint venture of $9 million, (December 31, 2022: $13 million) mainly corresponding to other operating receivables.
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2023 % holding	December 31, 2022 % holding
Telefonica Celular S.A. (i)	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV (i)	Honduras	Cable	66.7	66.7
(i)Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a super majority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.
On October 13, 2021, Millicom, along with its joint venture partner Bharti Airtel Limited, closed the disposal of AirtelTigo Ghana to the Government of Ghana. As part of the closing conditions, each partner committed and paid $37.5 million for the reimbursement of certain local bank facilities which had been provided for in the statement of income under the line "Loss from other joint ventures and associates, net". Millicom still owns 50% of the holding company Bharti Airtel Ghana Holdings B.V..
The carrying values of Millicom’s investments in joint ventures were as follows:
Carrying value of investments in joint ventures
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

Honduras (i)
(US$ millions)
Opening balance at January 1, 2022	596
Capital increase	3
Results for the year	32
Dividends declared during the year	(35)
Currency exchange differences	(7)
Closing balance at December 31, 2022	590
Results for the year	42
Dividends declared during the year	(54)
Currency exchange differences	(2)
Closing balance at December 31, 2023	576
(i)    Includes all the companies under the Honduras group. Share of profit is recognized under ‘Share of profit in joint ventures’ in the statement of income for the year ended December 31, 2023.
At December 31, 2023 and 2022 the Group had not incurred obligations, nor made payments on behalf of the Honduras operations.Accounting for joint ventures
Joint ventures are accounted for using the equity method of accounting and are initially recognized at cost (calculated at fair value if it was a subsidiary of the Group before becoming a joint venture). The Group’s investments in joint ventures include goodwill (net of any accumulated impairment loss) on acquisition.
The Group’s share of post-acquisition profits or losses of joint ventures is recognized in the consolidated statement of income and its share of post-acquisition movements in reserves is recognized in reserves. Cumulative post-acquisition movements are adjusted against the carrying amount of the investments. When the Group’s share of losses in a joint venture equals or exceeds its interest in the joint venture, including any other unsecured receivables, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint ventures.
Gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group. Dilution gains and losses arising in investments in joint ventures are recognized in the statement of income.
After application of the equity method, including recognizing the joint ventures’ losses, the Group applies IAS 36 to determine whether it is necessary to recognize any additional impairment loss with respect to its net investment in the joint venture.Material joint ventures – Honduras, Guatemala and Ghana operations
Summarized financial information of the Honduras, Guatemala (until acquisition of the remaining 45% equity interest, see note A.1.2.) and Ghana (until disposal in 2021) operations is as follows. This information is based on amounts before inter-company eliminations.
Honduras

	2023	2022	2021
	(US$ millions)
Revenue	612	586	589
Depreciation and amortization	(105)	(112)	(124)
Operating profit	124	111	99
Financial income (expenses), net	(28)	(29)	(34)
Profit before taxes	95	80	62
Tax expense	(32)	(31)	(22)
Profit for the year	63	49	40
Net profit for the year attributable to Millicom	42	32	27
Dividends and advances paid to Millicom	63	9	—
Total non-current assets (excluding goodwill)	429	404	473
Total non-current liabilities	440	384	362
Total current assets	200	182	176
Total current liabilities	223	220	305
Total net assets	(35)	(17)	(18)
Group's share in %	66.7%	66.7%	66.7%
Group's share in USD millions	(23)	(12)	(12)
Goodwill and consolidation adjustments	600	601	608
Carrying value of investment in joint venture	576	590	596

Cash and cash equivalents	47	27	39
Debt and financing – non-current	394	334	267
Debt and financing – current	28	23	73
Net cash from operating activities	162	162	166
Net cash from (used in) investing activities	(94)	(109)	(89)
Net cash from (used in) financing activities	(48)	(64)	(98)
Net (decrease) increase in cash and cash equivalents	21	(12)	(21)
Guatemala
On November 12, 2021, Millicom closed the agreement to acquire the remaining 45% equity interest in its joint venture business in Guatemala.

From January 1, to November 12, 2021
(US$ millions)
Revenue	1,379
Depreciation and amortization	(282)
Operating profit	462
Financial income (expenses), net	(40)
Profit before taxes	432
Tax expense	(99)
Profit for the year	333
Net profit for the year attributable to Millicom	183
Dividends and advances paid to Millicom	13

Net cash from operating activities	611
Net cash from (used in) investing activities	(192)
Net cash from (used in) financing activities	(406)
Exchange impact on cash and cash equivalents, net	1
Net increase (decrease) in cash and cash equivalents	13
AirtelTigo Ghana
Our joint investment in AirtelTigo Ghana has been disposed of in 2021. The only material effect for 2021 year's statement of income is the loss recognized on the exit financing which is further explained in note A.2..
Impairment of investment in joint ventures
While no impairment indicators were identified for the Group’s investments in joint ventures in 2023, according to its policy, management has completed an impairment test for its joint venture in Honduras.
The Group’s investments in Honduras operations was tested for impairment by assessing the recoverable amount (using a value in use model based on discounted cash flows) against the carrying amount. The cash flow projections used were extracted from financial budgets approved by management (refer to note E.1.6. for further details on impairment testing). Cash flows beyond this period have been extrapolated using a perpetual growth rate of 1% (2022: 1%). Discount rate used in determining recoverable amount was 11.0% (2022: 14.2%).
For the years ended December 31, 2023 and 2022, and as a result of the impairment testing described above, management concluded that the Group’s investments for its joint venture in Honduras should not be impaired.
Sensitivity analysis was performed on key assumptions within the impairment tests. The sensitivity analysis determined that sufficient headroom exists from realistic changes to the assumptions that would not impact the overall results of the testing.Investments in associates
Millicom has significant influence over MKC Brillant Holding GmbH (LIH). Millicom’s 35.0% investment in LIH had been fully impaired in two stages (by $40 million in 2016 and $48 million in 2017) as a result of the annual impairment test conducted back then. The impairment test performed in 2023 confirmed this conclusion. The Group accounts for associates in the same way as it accounts for joint ventures, that is, using the equity method.
In December 2022, Millicom relinquished its seat at the board of directors of Milvik AB ("Milvik") and therefore lost its significant influence in accordance with IAS 28. As a result, the Group stopped equity accounting for its investment in Milvik and classified it as a financial asset measured at fair value in accordance with IFRS 9. During 2023, the Group's investment in Milvik has been disposed of for one US dollar.
Discontinued operations
A.4.1. Classification of discontinued operations
Discontinued operations are those which have identifiable operations and cash flows (for both operating and management purposes) and represent a major line of business or geographic area which has been disposed of, or are held for sale. Revenue and expenses associated with discontinued operations are presented retrospectively in a separate line in the consolidated statement of income.
Millicom’s discontinued operations
In accordance with IFRS 5, financial information relating to discontinued operations for the years ended December 31, 2022 and 2021 is set out below. Figures shown below are after intercompany eliminations. As further explained in Note A.1.3. , the Group’s former businesses in Tanzania (sold on April 5, 2022) had been classified as discontinued operations. For the year ended December 31, 2023, the results from discontinued operations relate to operating income for $4 million. For further details on Assets held for sale, refer to note E.4.
Results from discontinued operations

	2022	2021
	(US$ millions)
Revenue	88	357
Equipment, programming and other direct costs	(26)	(104)
Operating expenses	(27)	(131)
Other expenses linked to the disposal of discontinued operations	(11)	—
Depreciation and amortization	(21)	(83)
Other operating income (expenses), net	4	1
Gain/(loss) on disposal of discontinued operations	120	—
Operating profit (loss)	127	39
Interest income (expense), net	(12)	(36)
Other non-operating (expenses) income, net	—	(1)
Profit (loss) before taxes	116	3
Tax expense	(3)	(31)
Net profit/(loss) from discontinued operations	113	(28)

Cash flows from discontinued operations

	2022	2021
	(US$ millions)
Cash from operating activities, net	18	87
Cash from (used in) investing activities, net	(10)	(46)
Cash from (used in) financing activities, net	(9)	(35)